EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended March 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.00%
From	01-Mar-17	15-Mar-17	17-Apr-17	Floating Allocation Percentage at Month-End	54.03%
To	31-Mar-17	17-Apr-17
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$1,015,326,263.96		Beginning	-
			Payout	-
Total Collateral	2,126,466,263.96		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	236.27%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	33
	Total Pool		A1 LIBOR	0.912220%
Beginning Gross Principal Pool Balance	$6,315,323,543.24		A1 Applicable Margin	0.400000%
Total Principal Collections	($2,393,420,212.86)			1.312220%
Investment in New Receivables	$2,651,963,976.11				1.36%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	($23,078,690.30)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($639,712,254.98)			Actual	Per $1000
Less Servicing Adjustment	($4,225,628.00)		Interest A1	661,577.58	0.66
Ending Balance	$5,906,850,733.21		Principal A1	-	$0.00

SAP for Next Period	36.00%				0.66

Average Receivable Balance	$5,796,331,842.11			Actual	Per $1000
Monthly Payment Rate	41.29%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	1,081,577.58	1.311003%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$14,176,063.68		Excess Cash Flow	749,830.21
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$14,176,063.68
			Reserve Account

			Required Balance	$ 4,500,000.00
			Current Balance	$ 4,500,000.00
			Deficit/(Excess)	$ -